Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepayments And Other Current Assets [Abstract]
Prepayments and Other Current Assets
	December 31
	2012	2013
VAT receivable	12,736	5,064
Receivables from storage facilities	1,304	3,938
Receivables from voyages	2,631	6,419
Other prepayments and current assets	15,461	23,286
Total	$ 32,132	$ 38,707